Risks and Uncertainties (Details) - EBP 003 $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) investment	Dec. 31, 2024 USD ($) investment
EBP, Risk and Uncertainty [Line Items]
Amount of concentration in three investments | $	$ 29.1	$ 25.3
Number of investments investments are concentrated to | investment	3	3